UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA November 7, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 113

Form 13F Information Table Value Total: 1,183,993 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 9/30/09


Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				 Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------ ----- ------ -----  ----   -----   ----



3PAR Inc.                    COM      88580F109       22534  2042979 SH       X               1,523,402        519,577
AES Corp.                    COM      00130H105         452    30473 SH       X                  30,473              0
ARM Holdings PLC             SP ADR   042068106          53     7505 SH       X                   7,505              0
Aaron's Inc.                 COM      002535201       21438   812045 SH       X                 622,377        189,668
Acme Packet Inc.             COM      004764106        9103   909403 SH       X                 683,949        225,454
AirTran Holdings Inc.        COM      00949P108       13685  2189601 SH       X               1,647,625        541,976
Alcatel Lucent               SP ADR   013904305         195    43464 SH       X                  43,464              0
Allergan, Inc.               COM      018490102         381     6718 SH       X                   6,718              0
Alpha Natural Resources Inc. COM      02076X102       18658   531571 SH       X                 399,901        131,670
Amazon.com Inc.              COM      023135106         258     2767 SH       X                   2,767              0
Amgen Inc.                   COM      031162100         382     6335 SH       X                   5,905            430
Anadarko Pete Corp.          COM      032511107         478     7612 SH       X                   7,272            340
Analogic Corp.               COM      032657207       18170   490826 SH       X                 369,343        121,483
Annaly Capital Mgmt Inc.     COM      035710409         249    13736 SH       X                  13,736              0
Argon ST Inc.                COM      040149106        9321   489306 SH       X                 364,708        124,598
BJ's Restaurants Inc.        COM      09180C106       22662  1511817 SH       X               1,146,553        365,264
Bank Of The Ozarks           COM      063904106       24212   912619 SH       X                 686,409        226,210
Bank of America Corp.        COM      060505104         333    19694 SH       X                  19,694              0
Berkshire Hathaway Inc.      CL B     084670207         316       95 SH       X                      95              0
Bill Barrett Corp.           COM      06846N104       20559   627000 SH       X                 471,792        155,208
Biomed Realty Trust Inc.     COM      09063H107       16076  1164925 SH       X                 879,618        285,307
Blackboard Inc.              COM      091935502       22814   603868 SH       X                 453,604        150,264
Blue Nile Inc.               COM      09578R103       18923   304620 SH       X                 229,086         75,534
Boeing Co.                   COM      097023105         332     6127 SH       X                   6,127              0
CarMax Inc.                  COM      143130102       13474   644710 SH       X                 485,073        159,637
Carter's Inc.                COM      146229109       17002   636765 SH       X                 478,879        157,886
Cbeyond Inc.                 COM      149847105       24985  1548967 SH       X               1,169,046        379,921
Cerner Corp.                 COM      156782104         680     9086 SH       X                   8,296            790
Consol Energy Inc.           COM      20854P109         318     7059 SH       X                   7,059              0
Corinthian Colleges Inc.     COM      218868107       27387  1475614 SH       X               1,108,678        366,936
Corning Inc.                 COM      219350105         196    12777 SH       X                  12,777              0
DSW Inc.                     COM      23334L102        5783   362096 SH       X                 272,149         89,947
Danaher Corp.                COM      235851102         364     5404 SH       X                   5,404              0
Dollar Tree Inc.             COM      256746108         386     7924 SH       X                   7,924              0
Dominos Pizza Inc.           COM      25754A201       23751  2686788 SH       X               2,028,684        658,104
E.I. DuPont de Nemours & Co. COM      263534109          93     2898 SH       X                   2,898              0
E.W. Scripps                 COM      811054402        8484  1131202 SH       X                 848,759        282,443
EMC Corp.                    COM      268648102         443    26003 SH       X                  26,003              0
EMCOR Group Inc.             COM      29084Q100       23702   936104 SH       X                 704,129        231,975
Electronic Arts Inc.         COM      285512109         250    13124 SH       X                  13,124              0
Energy Conversion Devices IncCOM      292659109        4566   394258 SH       X                 293,036        101,222
Exxon Mobil Corp.            COM      30231G102         374     5446 SH       X                   5,446              0
F5 Networks Inc.             COM      315616102       26345   664781 SH       X                 501,771        163,010
FactSet Research Systems Inc.COM      303075105       23208   350360 SH       X                 263,545         86,815
Forward Air Corp.            COM      349853101       18908   816757 SH       X                 614,399        202,358
Franklin Resources Inc.      COM      354613101         429     4265 SH       X                   4,265              0
GAMCO Investors Inc.         COM      361438104       22273   487381 SH       X                 366,532        120,849
Gamestop Corp.               COM      36467W109         426    16083 SH       X                  14,733          1,350
Gannett Co. Inc.             COM      364730101       28831  2304627 SH       X               1,738,772        565,855
General Cable Corp.          COM      369300108       25824   659615 SH       X                 496,105        163,510
Glacier Bancorp              COM      37637Q105       20870  1396946 SH       X               1,050,456        346,490
Goldman Sachs Group Inc.     COM      38141G104         402     2183 SH       X                   2,183              0
Google Inc.                  COM      38259P508         514     1036 SH       X                   1,036              0
Health Management Assoc.     COM      421933102       24505  3271641 SH       X               2,461,276        810,365
Holly Corp.                  COM      435758305       19659   767337 SH       X                 577,165        190,172
Hornbeck Offshore Srvs       COM      440543106       16449   596854 SH       X                 449,518        147,336
JPMorgan Chase & Co.         COM      46625H100         598    13650 SH       X                  13,650              0
Janus Capital Group Inc.     COM      47102X105       21008  1481490 SH       X               1,114,193        367,297
Johnson & Johnson            COM      478160104         380     6239 SH       X                   6,239              0
Joy Global Inc.              COM      481165108         345     7047 SH       X                   7,047              0
Kraft Foods Inc.             COM      50075N104         350    13315 SH       X                  13,315              0
LaSalle Hotel Properties     COM      517942108       22287  1133638 SH       X                 852,758        280,880
Laboratory Corp. Amer Hldgs  COM      50540R409         266     4055 SH       X                   3,855            200
Lance Inc.                   COM      514606102       16648   644772 SH       X                 484,856        159,916
Loews Corp.                  COM      540424108         421    12285 SH       X                  12,285              0
Lumber Liquidators Inc.      COM      55003Q103       18286   843061 SH       X                 634,632        208,429
MDC Holdings Inc.            COM      552676108       26473   762031 SH       X                 574,383        187,648
Markel Corp.                 COM      570535104          37      113 SH       X                       0            113
Mohawk Industries Inc.       COM      608190104         443     9287 SH       X                   8,532            755
Morningstar Inc.             COM      617700109       14745   303640 SH       X                 227,913         75,727
Mosaic Co.                   COM      61945A107         264     5486 SH       X                   5,486              0
NBTY Inc.                    COM      628782104       31746   802072 SH       X                 604,895        197,177
National Oilwell Varco Inc.  COM      637071101         371     8606 SH       X                   8,606              0
Nucor Corp.                  COM      670346105         191     4056 SH       X                   4,056              0
Perrigo Co.                  COM      714290103       20308   597470 SH       X                 449,637        147,833
Pharmaceutical Prod. Dev. IncCOM      717124101        7061   321822 SH       X                 242,053         79,769
Philip Morris International  COM      718172109         376     7712 SH       X                   7,712              0
Pioneer Natural Resources Co.COM      723787107          43     1175 SH       X                       0          1,175
Quality Systems Inc.         COM      747582104       30139   489515 SH       X                 369,313        120,202
Range Resources Corp.        COM      75281A109         187     3793 SH       X                   3,793              0
Raymond James Financial Inc. COM      754730109       21904   940891 SH       X                 707,541        233,350
Redwood Trust Inc.           COM      758075402       18970  1223855 SH       X                 920,549        303,306
RightNow Technologies Inc.   COM      76657R106       24965  1728897 SH       X               1,300,302        428,595
Ryanair Holdings PLC         SP ADR   783513104         232     7998 SH       X                   7,998              0
Safeguard Scientifics Inc.   COM      786449207          33     2967 SH       X                       0          2,967
Salesforce.com Inc           COM      79466L302         582    10219 SH       X                  10,219              0
Schnitzer Steel Industries   COM      806882106       11040   207320 SH       X                 156,916         50,404
SeaChange International Inc. COM      811699107        9641  1285449 SH       X                 966,766        318,683
Symantec Corporation         COM      871503108         198    12038 SH       X                  12,038              0
T. Rowe Price Group Inc.     COM      74144T108         425     9293 SH       X                   8,413            880
Teleflex Inc.                COM      879369106       23684   490252 SH       X                 369,007        121,245
Terex Corp.                  COM      880779103       11606   559862 SH       X                 424,086        135,776
The Advisory Board Co.       COM      00762W107       20900   831363 SH       X                 627,590        203,773
Treehouse Foods Inc.         COM      89469A104       24644   690890 SH       X                 519,943        170,947
United Natural Foods Inc.    COM      911163103       16362   684299 SH       X                 514,594        169,705
United Technologies Corp.    COM      913017109         373     6117 SH       X                   6,117              0
United Therapeutics Corp.    COM      91307C102       15367   313677 SH       X                 234,649         79,028
VMware Inc.                  COM      928563402         280     6959 SH       X                   6,959              0
ValueClick Inc.              COM      92046N102       21103  1599925 SH       X               1,203,651        396,274
Vasco Data Sec Intl Inc.     COM      92230Y104       13698  1846155 SH       X               1,388,532        457,623
Wabtec Corp.                 COM      929740108       11567   308201 SH       X                 231,802         76,399
Wal-Mart Stores Inc.         COM      931142103         350     7133 SH       X                   7,133              0
Washington Post Co.          COM      939640108          48      102 SH       X                       0            102
Washington REIT              COM      939653101       26267   912039 SH       X                 686,182        225,857
Websense Inc.                COM      947684106       19411  1155393 SH       X                 869,070        286,323
Willbros Group Inc.          COM      969203108       19115  1255107 SH       X                 944,119        310,988
Winnebago Industries         COM      974637100       21015  1428626 SH       X               1,074,097        354,529
XTO Energy Inc.              COM      98385X106         381     9214 SH       X                   9,214              0
Yahoo! Inc.                  COM      984332106         500    28060 SH       X                  25,965          2,095
Zions Bancorp.               COM      989701107       13859   771204 SH       X                 583,543        187,661
Coca-Cola Co.                CALL     191216900           2       65 SH       X                      65              0
Kraft Foods Inc.             CALL     50075N904          15      118 SH       X                     118              0
Walmart Stores Inc.          CALL     931142903          18      114 SH       X                     114              0

                                                 $1,183,993




